Retail | Vanguard Managed Payout Fund
Fund Summary
Investment Objective
The Fund will make monthly cash distributions while seeking to have these distributions and the invested capital keep pace with inflation over time.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard Managed Payout Fund Investor Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard Managed Payout Fund Investor Shares
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	0.34%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard Managed Payout Fund | Investor Shares | USD ($)	35	109	191	431

Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities—such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments—in proportions that reflect the advisor’s evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor’s risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

• Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Global Minimum Volatility Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as in stocks of companies located in developed and emerging markets around the world. Certain foreign stocks may be hedged to the U.S. dollar in order to reduce currency volatility.

• Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

• Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund and Vanguard Short-Term Inflation-Protected Securities Index Fund (and/or other Vanguard inflation-protected securities funds) to capture the investment returns of inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

• Other Investments. The Fund may invest in selected other investments (“other investments”) that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund’s potential other investments follows. o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodity markets by investing a portion of its assets in a wholly owned subsidiary, which in turn invests in commodity-linked investments and fixed income securities. The Fund may also obtain exposure to the commodity markets by direct investment in certain types of commodity-linked investments. Commodity-linked investments may include commodity-linked total return swaps, commodity futures contracts, options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

• Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund’s advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk (sometimes referred to as beta neutrality). Beta is a measure of a portfolio’s volatility relative to the volatility of the general stock market. The Market Neutral Fund, as a whole, does not seek to adhere to any other definition of market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

• Absolute Return Investing. The Fund may invest in Vanguard Alternative Strategies Fund, which seeks to generate returns by utilizing several alternative strategies that individually and collectively are expected to have low correlation with traditional capital markets and that collectively are expected to have lower volatility than the overall U.S. stock market. The strategies are based on the advisor’s view regarding investable opportunities across capital markets. The Alternative Strategies Fund pursues strategies including the following: long/short equity, event driven, fixed income relative value, currencies, and commodity-linked investments. The Alternative Strategies Fund will hold long and/or short positions within each strategy in an allocation that attempts to minimize market exposure, while attempting to capture attractive risk premiums identified by the advisor. The advisor expects that, over the long term, the assets underlying its long positions will outperform (appreciate more than or depreciate less than) the assets underlying its short positions. The Alternative Strategies Fund implements these strategies by investing, either directly or indirectly through a wholly owned subsidiary, in a broad range of investments that may include, but are not limited to, the following: equities; fixed income instruments; options; foreign currency exchange forward contracts; futures, including commodity and U.S. Treasury futures; and swaps.
Principal Risks
The Fund’s investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund’s investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder’s original investment in the Fund. In general, a return of capital is not immediately taxable to a shareholder. Rather, it reduces a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to achieve its objective of preserving capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund’s managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund’s scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund’s performance over the previous three years. Accordingly, the dollar amount of the Fund’s monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund. An investment in the Fund could lose money over short, intermediate, or even long periods of time. The Fund does not guarantee the repayment of your original principal investment.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor will cause the Fund to either fail to achieve its objective or generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund’s investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

• Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under “Bond Risks”). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks—which typically are small- or mid-capitalization stocks—will trail returns from the overall stock market. Historically, REIT stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund’s investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. Additional foreign stock risks include currency risk, currency hedging risk, country/regional risk, and emerging markets risk.

• Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

• Currency hedging risk is the chance that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund’s foreign currency exposure. For example, the fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

• Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions.

• Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets.

Bond Risks

The Fund’s investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and to a limited extent, event risk. The Fund is also subject to risks associated with investment in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

• Interest rate risk is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Income risk is the chance that an underlying fund’s income will decline because of falling interest rates.

• Credit risk is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund’s return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

• Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.

• Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies.

• Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund’s investments in underlying funds that invest in inflation-protected securities subject it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Investment Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, in underlying funds that invest in commodity-linked investments, or in a wholly owned subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with commodity market investments, including those that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, counterparty risk, derivatives risk, and tax risk. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. In particular, the subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940. Also, the tax treatment of the Fund’s investment in the wholly owned subsidiary may be adversely affected by changes in the laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary. Each of these risks is described in more detail under More on the Fund.

Market Neutral Investment Risk

The Fund’s investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Fund.

Absolute Return Investing Risk

The Fund’s investment in Vanguard Alternative Strategies Fund subjects it to risks associated with absolute return investing, which is complex and may involve greater risk than investing in a traditional portfolio of stocks, bonds, and cash. These risks include leverage risk, manager risk, currency risk, liquidity risk, and leverage-financing risk. The other risks include stock risks, bond risks, short-selling risk, commodity-linked investment and subsidiary investment risk, tax risk, and derivatives risk. These risks are described under More on the Fund.

Derivatives Risk

The Fund’s direct investments and investments in certain underlying funds subject it to derivatives risk. The use of derivatives—such as futures contracts, foreign currency exchange forward contracts, swap agreements, options, and warrants—presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index, or reference rate. Derivative strategies often involve leverage, which may increase a loss, potentially causing the Fund or the underlying fund to lose more money than it would have lost had it invested in the underlying security.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI Equity Investable Market Index (IMI) returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Managed Payout Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.52% (quarter ended June 30, 2009), and the lowest return for a quarter was –10.51% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Retail - Vanguard Managed Payout Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Shares		7.55%	7.78%	4.50%	May 02, 2008
Investor Shares | Return After Taxes on Distributions		6.10%	6.45%	3.36%	May 02, 2008
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares		4.75%	5.74%	3.17%	May 02, 2008
FTSE All-World Index (reflects no deduction for fees or expenses)	[1]	8.46%	9.86%	3.56%	May 02, 2008
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.65%	2.23%	4.00%	May 02, 2008
Managed Payout Composite Index (reflects no deduction for fees, expenses, or taxes)	[1]	7.80%	6.94%	3.66%	May 02, 2008
MSCI ACWI Equity IMI (reflects no deduction for fees or expenses)	[1]	8.36%	9.61%	3.49%	May 02, 2008
[1]	Comparative Indexes

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.